CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade accounts receivable, allowance for doubtful accounts | $	$ 124		$ 179
Ordinary shares, par value per share | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	40,000,000		40,000,000
Ordinary shares, shares issued	27,093,937		27,137,051
Ordinary shares, shares outstanding	27,093,937		27,137,051